Receivables and Other Current Assets (Summary of Receivables and Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables and Other Current Assets [Abstract]
Customer accounts receivable - billed	$ 1,265	$ 834
Customer accounts receivable - unbilled	400	342
Capitalized transportation capacity	238	216
Cash collateral provided to others	193	198
Prepaid expenses	105	105
Sales tax receivable	84	21
Income taxes receivable	19	22
Allowance for credit losses	(15)	(12)
Other	150	85
Total receivables and other current assets	$ 2,439	$ 1,811